Shareholder Report, Holdings (Details) - C000249324	Oct. 31, 2024
AAA Rated
Holdings [Line Items]
Percent of Total Investments	6.20%
AA Rated
Holdings [Line Items]
Percent of Total Investments	33.40%
A Rated
Holdings [Line Items]
Percent of Total Investments	32.90%
BBB Rated
Holdings [Line Items]
Percent of Total Investments	17.20%
BB Rated
Holdings [Line Items]
Percent of Total Investments	4.60%
B Rated
Holdings [Line Items]
Percent of Total Investments	0.30%
Not Rated
Holdings [Line Items]
Percent of Total Investments	5.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Housing
Holdings [Line Items]
Percent of Net Asset Value	10.30%
General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Education
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Leasing
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Electric
Holdings [Line Items]
Percent of Net Asset Value	3.30%